Revenues	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Revenues
2.	Revenues

	For the three months ended June 30,		For the six months ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
		(in €)
Revenues	39,432	6,357	39,432	42,394
Total	39,432	6,357	39,432	42,394

For the three months ended June 30, 2025 and 2024, the Company realized revenues from product sales of GOHIBIC (vilobelimab) in the amount of €39 thousand and €6 thousand, respectively.

For the six months ended June 30, 2025 and 2024, the Company realized revenues from product sales of GOHIBIC (vilobelimab) in the amount of €39 thousand and €42 thousand, respectively.

Revenues reported are sales to end customers (hospitals). Sales to distributors do not constitute revenue for the Company under IFRS 15. All revenues are attributed to sales made in the United States.